Quarterly Financial Information (Unaudited) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Data [Abstract]
Revenues	$ 2,436,508	$ 2,318,600	$ 2,516,200	$ 2,225,100	$ 1,960,925	$ 2,013,800	$ 2,432,300	$ 2,072,300	$ 1,780,000	$ 9,020,807	$ 8,298,380	$ 7,562,534
Income (loss) before income taxes	85,951	(26,900)	382,100	171,700	(24,015)	105,400	308,200	107,000	(146,700)	502,852	373,895	32,322
Net loss attributable to The Hertz Corporation and Subsidiaries' common stockholder	$ 26,483	$ (28,300)	$ 251,300	$ 101,000	$ (48,241)	$ 58,800	$ 212,600	$ 62,100	$ (123,000)	$ 275,779	$ 210,489	$ (18,383)